            AIM DYNAMICS FUND -- CLASS A, B, C, R AND INVESTOR CLASS

                          Supplement dated May 1, 2007
                    to the Prospectus dated November 17, 2006


The following information replaces in its entirety the information appearing in the first sentence of the third paragraph under the heading "RISK/RETURN SUMMARY
- PRINCIPAL RISKS" on page 1 of the prospectus:

"There is a risk that you could lose all or a portion of your investment in the fund."

The following information replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" on page 6 of the prospectus:

"The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stock.

    The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The largest capitalized company in the Russell Mid Cap--Registered Trademark-- Index during the above referenced period ended March 31, 2007, had a market capitalization of approximately $27 billion, while the smallest capitalized company had a market capitalization of approximately $694 million during such period. The Russell Mid Cap--Registered Trademark-- Index measures the performance of the 800 smallest companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The companies in the Russell Mid Cap--Registered Trademark-- Index are considered representative of medium-sized companies and constitute approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock ranking model to rank stocks based primarily upon: (1) earnings, (2) quality; and (3) valuation. The fundamental analysis focuses on identifying both industries and companies that, in the portfolio managers' view, have high growth potential and are also favorable priced relative to the growth expectations for that company. The portfolio managers base their selection of stocks for the fund on an analysis of individual companies. The investment process involves:

    - Applying fundamental research, including financial statement analysis and management visits to identify stocks of companies believed to have large potential markets, cash-generating business models, improving balance sheets and solid management teams; and

    - Using a variety of valuation techniques to determine target buy and sell prices as well as a stock's valuation upside and downside potential.

    The resulting portfolio contains two types of companies: (1) consistent growth companies and (2) earnings-acceleration companies. Consistent growth companies are companies with a history of strong returns and, in the portfolio managers' opinion, are industry leaders serving growing, non-cyclical markets whose performance tends to remain constant regardless of economic conditions. Earnings-acceleration companies are companies that are driven by near-term catalysts such as new products, improved processes and/or specific economic conditions that may lead to rapid sales and earnings growth.

    The portfolio managers strive to control the fund's volatility and risk by varying individual stock position sizes and diversifying fund holdings across sectors.

    The portfolio managers consider selling or reducing the fund's holdings in a stock if: (1) it no longer meets the investment criteria; (2) a company's fundamentals deteriorate; (3) a stock's price reaches its valuation target; (4) a company is no longer considered a mid-capitalization company; and/or (5) a more attractive investment option is identified.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption request and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective."

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s)" on page 8 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

    - Paul J. Rasplicka (lead manager), Senior Portfolio Manager, has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

    - Karl F. Farmer, Portfolio Manager, has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1998.

    - Warren Tennant, Portfolio Manager, has been responsible for the fund since 2007 and has been associated with the advisor and/or is affiliates since 1998.

    They are assisted by the Mid Cap Growth & GARP (growth at a reasonable price) Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                                AIM DYNAMICS FUND
                             AIM S&P 500 INDEX FUND

                          Supplement dated May 1, 2007
   to the Prospectus dated November 17, 2006 as supplemented February 28, 2007


The following information replaces in its entirety the information appearing in the first sentence of the third paragraph under the heading "RISK/RETURN SUMMARY
- DYNAMICS - PRINCIPAL RISKS" on page 1 of the prospectus:

"There is a risk that you could lose all or a portion of your investment in the fund."


The following information replaces in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - DYNAMICS" on pages 7 and 8 of the prospectus:

"The fund's investment objective is long-term growth of capital.

    The fund seeks to meet its objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stock.

    The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The largest capitalized company in the Russell Mid Cap--Registered Trademark-- Index during the above referenced period ended March 31, 2007, had a market capitalization of approximately $27 billion, while the smallest capitalized company had a market capitalization of approximately $694 million during such period. The Russell Mid Cap--Registered Trademark-- Index measures the performance of the 800 smallest companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The companies in the Russell Mid Cap--Registered Trademark-- Index are considered representative of medium-sized companies and constitute approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock ranking model to rank stocks based primarily upon: (1) earnings, (2) quality; and (3) valuation. The fundamental analysis focuses on identifying both industries and companies that, in the portfolio managers' view, have high growth potential and are also favorable priced relative to the growth expectations for that company. The portfolio managers base their selection of stocks for the fund on an analysis of individual companies. The investment process involves:

    o Applying fundamental research, including financial statement analysis and management visits to identify stocks of companies believed to have large potential markets, cash-generating business models, improving balance sheets and solid management teams; and

    o Using a variety of valuation techniques to determine target buy and sell prices as well as a stock's valuation upside and downside potential.

    The resulting portfolio contains two types of companies: (1) consistent growth companies and (2) earnings-acceleration companies. Consistent growth companies are companies with a history of strong returns and, in the portfolio managers' opinion, are industry leaders serving growing, non-cyclical markets whose performance tends to remain constant regardless of economic conditions. Earnings-acceleration companies are companies that are driven by near-term catalysts such as new products, improved processes and/or specific economic conditions that may lead to rapid sales and earnings growth.

    The portfolio managers strive to control the fund's volatility and risk by varying individual stock position sizes and diversifying fund holdings across sectors.

    The portfolio managers consider selling or reducing the fund's holdings in a stock if: (1) it no longer meets the investment criteria; (2) a company's fundamentals deteriorate; (3) a stock's price reaches its valuation target; (4) a company is no longer considered a mid-capitalization company; and/or (5) a more attractive investment option is identified.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption request and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective."


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - DYNAMICS" on page 11 of the prospectus:

    o "Paul J. Rasplicka (lead manager), Senior Portfolio Manager, has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

    o Karl F. Farmer, Portfolio Manager, has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1998.

    o Warren Tennant, Portfolio Manager, has been responsible for the fund since 2007 and has been associated with the advisor and/or is affiliates since 1998.

They are assisted by the Mid Cap Growth & GARP (growth at a reasonable price) Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus."

                                AIM DYNAMICS FUND
                             AIM S&P 500 INDEX FUND

                     (SERIES PORTFOLIOS OF AIM STOCK FUNDS)

                       Supplement dated May 1, 2007
       to the Statement of Additional Information dated November 17, 2006 as supplemented December 13, 2006, February 28, 2007 and March 23, 2007

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS - PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM DYNAMICS FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of July 31, 2006 (except as noted):

------------------- --------------- ------------------------------- ----------------------------- ------------------------
                     DOLLAR RANGE                                         OTHER POOLED
                          OF                REGISTERED                     INVESTMENT
  PORTFOLIO          INVESTMENTS           MUTUAL FUNDS                  VEHICLES (ASSETS IN          OTHER ACCOUNTS
   MANAGER          IN EACH FUND(1)     (ASSETS IN MILLIONS)                MILLIONS)              (ASSETS IN MILLIONS)
------------------- --------------- ------------------------------- ----------------------------- ------------------------
                                    NUMBER OF                       NUMBER OF                      NUMBER OF
                                     ACCOUNTS         ASSETS         ACCOUNTS        ASSETS        ACCOUNTS      ASSETS
--------------------------------------------------------------------------------------------------------------------------
                                                          AIM DYNAMICS FUND
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------
Karl Farmer           $100,001-
                      $500,000            2            $192.3           None            None           None        None
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------
Paul Rasplicka        $100,001-
                      $500,000            4           $1,793.6          None            None            6          $0.1
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------
Warren Tennant(2)     $10,001-
                      $50,000            None           None            None            None           None        None
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------

---------------------


(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Tennant began serving as portfolio manager on AIM Dynamics Fund on May 1, 2007. The information provided for Mr. Tennant is as of March 31, 2007.